Additional Financial Information - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Related Liabilities Current And Noncurrent		$ 59,200,000	$ 116,200,000
Interest Paid During the Year		214,000,000	196,900,000	$ 137,700,000
Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Accounts Receivable Securitization	$ 100,000,000
Derecognized accounts receivable for which the Company continues to service, amount outstanding		429,900,000	$ 449,200,000
Pooled Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding		$ 0